UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2661

Name of Fund:  BlackRock Pacific Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Pacific Fund, Inc.


Schedule of Investments as of March 31, 2007                                                                    (in U.S. dollars)

                                                       Shares
Country             Industry                             Held    Common Stocks                                          Value
Australia - 3.8%    Capital Markets - 1.1%            154,200    Macquarie Bank Ltd.                            $      10,324,166
                                                      118,600    Macquarie Capital Alliance Group                         390,555
                                                                                                                -----------------
                                                                                                                       10,714,721

                    Commercial Services &             613,206    Brambles Ltd. (c)                                      6,752,539
                    Supplies - 0.7%

                    Food & Staples                    287,000    Woolworths Ltd.                                        6,313,842
                    Retailing - 0.6%

                    Metals & Mining - 1.2%            197,500    Rio Tinto Ltd. (g)                                    12,593,633

                    Textiles, Apparel & Luxury        158,500    Billabong International Ltd.                           2,141,649
                    Goods - 0.2%

                                                                 Total Common Stocks in Australia                      38,516,384


China - 5.3%        Automobiles - 2.5%             29,792,000    Denway Motors Ltd.                                    13,001,948
                                                   22,460,000    Dongfeng Motor Group Co. Ltd. (c)                     12,245,421
                                                                                                                -----------------
                                                                                                                       25,247,369

                    Food Products - 1.6%           10,718,300    China Agri-Industries Holdings Ltd. (c)                9,437,756
                                                    9,489,400    Cofco International Ltd.                               7,104,753
                                                                                                                -----------------
                                                                                                                       16,542,509

                    Oil, Gas & Consumable           3,031,000    China Coal Energy Co. (c)                              3,239,118
                    Fuels - 1.2%                    4,014,200    China Shenhua Energy Co. Ltd. Class H                  9,709,910
                                                                                                                -----------------
                                                                                                                       12,949,028

                                                                 Total Common Stocks in China                          54,738,906


Hong Kong - 2.8%    Distributors - 0.5%             1,614,000    Li & Fung Ltd.                                         5,071,184

                    Industrial                      1,420,838    Hutchison Whampoa Ltd.                                13,665,576
                    Conglomerates - 1.3%

                    Real Estate Management &        2,641,800    Wharf Holdings Ltd.                                    9,805,107
                    Development - 1.0%

                                                                 Total Common Stocks in Hong Kong                      28,541,867


India - 5.0%        IT Services - 0.5%                200,000    Tata Consultancy Services Ltd.                         5,677,442

                    Independent Power Producers &   1,998,200    National Thermal Power Corp. Ltd.                      6,907,386
                    Energy Traders - 0.7%

                    Oil, Gas & Consumable             864,700    Reliance Industries Ltd.                              27,260,978
                    Fuels - 2.7%

                    Wireless Telecommunication      1,117,900    Reliance Communication Ventures Ltd. (c)              10,825,356
                    Services - 1.1%

                                                                 Total Common Stocks in India                          50,671,162


Japan - 63.7%       Auto Components - 4.6%            111,900    Exedy Corp.                                            3,190,631
                                                      595,700    Futaba Industrial Co., Ltd.                           14,457,756
                                                      432,600    Mitsuba Corp.                                          3,392,077
                                                      561,000    Toyota Industries Corp.                               26,564,664
                                                                                                                -----------------
                                                                                                                       47,605,128

                    Automobiles - 4.4%                292,300    Honda Motor Co., Ltd.                                 10,194,781
                                                      951,000    Suzuki Motor Corp.                                    24,695,010
                                                      150,700    Toyota Motor Corp.                                     9,655,338
                                                                                                                -----------------
                                                                                                                       44,545,129

                    Building Products - 1.4%          417,400    Daikin Industries Ltd.                                14,522,573

                    Chemicals - 8.8%                  344,200    Hitachi Chemical Co., Ltd.                             8,090,920
                                                    2,825,500    Mitsubishi Rayon Co., Ltd.                            18,822,280
                                                      430,000    Shin-Etsu Chemical Co., Ltd.                          26,236,422
                                                    2,915,700    Sumitomo Chemical Co., Ltd.                           22,021,156
                                                    4,588,400    Ube Industries Ltd.                                   14,562,641
                                                                                                                -----------------
                                                                                                                       89,733,419

                    Commercial Banks - 2.1%             1,170    Mizuho Financial Group, Inc.                           7,535,896
                                                        1,502    Sumitomo Mitsui Financial Group, Inc.                 13,638,323
                                                                                                                -----------------
                                                                                                                       21,174,219

                    Construction &                    499,000    JGC Corp.                                              8,189,630
                    Engineering - 4.1%              1,054,000    Kandenko Co. Ltd.                                      7,235,964
                                                    2,922,000    Okumura Corp.                                         16,018,432
                                                    2,303,400    Toda Corp.                                            11,024,420
                                                                                                                -----------------
                                                                                                                       42,468,446

                    Electronic Equipment &            591,200    Hoya Corp.                                            19,616,361
                    Instruments - 4.2%                316,700    Murata Manufacturing Co., Ltd.                        23,112,865
                                                                                                                -----------------
                                                                                                                       42,729,226

                    Food & Staples                    349,900    Seven & I Holdings Co. Ltd.                           10,659,717
                    Retailing - 1.0%

                    Gas Utilities - 2.8%            5,193,000    Tokyo Gas Co., Ltd.                                   28,952,826

                    Health Care Equipment &           564,600    Terumo Corp.                                          21,991,802
                    Supplies - 2.2%

                    Household Durables - 3.7%         250,000    Daiwa House Industry Co., Ltd.                         4,100,900
                                                      161,400    Rinnai Corp.                                           4,300,713
                                                    1,161,000    Sekisui House Ltd.                                    18,069,196
                                                      594,000    Sharp Corp.                                           11,442,464
                                                                                                                -----------------
                                                                                                                       37,913,273

                    Insurance - 8.6%                3,961,300    Aioi Insurance Co., Ltd.                              27,632,286
                                                      761,200    Millea Holdings, Inc.                                 28,163,883
                                                    2,239,300    Mitsui Sumitomo Insurance Co., Ltd.                   28,105,267
                                                      488,600    Nipponkoa Insurance Co., Ltd.                          4,187,763
                                                                                                                -----------------
                                                                                                                       88,089,199

                    Machinery - 1.7%                      300    Ebara Corp.                                                1,423
                                                       65,000    Miura Co., Ltd.                                        1,687,882
                                                      966,000    Tadano Ltd.                                           11,460,183
                                                      593,000    Takuma Co., Ltd.                                       4,020,765
                                                                                                                -----------------
                                                                                                                       17,170,253

                    Office Electronics - 1.9%         354,950    Canon, Inc.                                           19,066,815

                    Pharmaceuticals - 6.2%            507,300    Chugai Pharmaceutical Co., Ltd.                       12,828,870
                                                      319,000    Hisamitsu Pharmaceutical Co. Ltd.                      9,420,570
                                                      634,000    Takeda Pharmaceutical Co., Ltd.                       41,588,764
                                                                                                                -----------------
                                                                                                                       63,838,204

                    Semiconductors & Semiconductor    139,500    Rohm Co., Ltd.                                        12,654,913
                    Equipment - 1.2%

                    Software - 0.6%                   225,500    Trend Micro, Inc.                                      6,161,830

                    Trading Companies &             1,322,900    Mitsubishi Corp.                                      30,703,764
                    Distributors - 3.0%

                    Wireless Telecommunication          6,455    NTT DoCoMo, Inc.                                      11,941,531
                    Services - 1.2%

                                                                 Total Common Stocks in Japan                         651,922,267


Malaysia - 0.7%     Commercial Banks - 0.7%         2,551,700    Commerce Asset Holdings Bhd                            7,343,288

                                                                 Total Common Stocks in Malaysia                        7,343,288


Singapore - 2.7%    Commercial Banks - 0.5%           898,800    Oversea-Chinese Banking Corp.                          5,331,839

                    Industrial                      1,798,400    Keppel Corp. Ltd.                                     22,522,229
                    Conglomerates - 2.2%

                                                                 Total Common Stocks in Singapore                      27,854,068


South Korea - 5.9%  Auto Components - 0.2%            240,000    Halla Climate Control                                  2,517,857

                    Commercial Banks - 1.1%           626,400    Daegu Bank                                            11,385,459

                    Metals & Mining - 2.4%            242,200    POSCO (a)                                             25,176,690

                    Semiconductors & Semiconductor      6,100    Samsung Electronics Co., Ltd.                          3,650,404
                    Equipment - 0.4%

                    Textiles, Apparel & Luxury        244,800    Cheil Industries, Inc.                                 9,822,704
                    Goods - 1.0%

                    Wireless Telecommunication         40,000    SK Telecom Co., Ltd.                                   8,142,007
                    Services - 0.8%

                                                                 Total Common Stocks in South Korea                    60,695,121


Taiwan - 2.4%       Electronic Equipment &          3,447,314    Delta Electronics, Inc.                               11,146,579
                    Instruments - 2.4%              2,001,320    HON HAI Precision Industry Co., Ltd.                  13,425,995

                                                                 Total Common Stocks in Taiwan                         24,572,574


Thailand - 0.9%     Oil, Gas & Consumable           1,461,500    PTT PCL                                                8,683,005
                    Fuels - 0.9%

                                                                 Total Common Stocks in Thailand                        8,683,005


United              Diversified Financial          27,135,809    Guinness Peat Group Plc                               44,196,708
Kingdom - 4.3%      Services - 4.3%

                                                                 Total Common Stocks in the United Kingdom             44,196,708

                                                                 Total Common Stocks
                                                                 (Cost - $567,338,838) - 97.5%                        997,735,350



                                                                 Warrants (e)
Australia - 0.3%    Capital Markets - 0.3%          2,253,500    Macquarie Capital Alliance Group
                                                                 (expires 6/28/2007)                                    3,318,423

                                                                 Total Warrants (Cost - $3,431,539) - 0.3%              3,318,423



                                                   Beneficial
                                                     Interest    Short-Term Securities
United States - 1.2%                             $  7,163,625    BlackRock Liquidity Series, LLC
                                                                 Cash Sweep Series, 5.26% (b)(d)                        7,163,625
                                                    4,912,830    BlackRock Liquidity Series, LLC
                                                                 Money Market Series, 5.33% (b)(d)(f)                   4,912,830

                                                                 Total Short-Term Securities
                                                                 (Cost - $12,076,455) - 1.2%                           12,076,455

                                                                 Total Investments
                                                                 (Cost - $582,846,832*) - 99.0%                     1,013,130,228
                                                                 Other Assets Less Liabilities - 1.0%                  10,724,541
                                                                                                                -----------------
                                                                 Net Assets - 100.0%                            $   1,023,854,769
                                                                                                                =================


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         632,312,401
                                              =====================
    Gross unrealized appreciation             $         387,531,858
    Gross unrealized depreciation                       (6,714,031)
                                              ---------------------
    Net unrealized appreciation               $         380,817,827
                                              =====================

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                    $  (22,921,350)      $   363,131
    BlackRock Liquidity Series, LLC
      Money Market Series                  $     4,912,830      $       483



(c) Non-income producing security.

(d) Represents the current yield as of March 31, 2007.

(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing.

(f) Security was purchased with the cash proceeds from securities loans.

(g) Security, or a portion of security, is on loan.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as March 31, 2007 were as follows:

                                                                Unrealized
    Foreign Currency Purchased       Settlement Date           Appreciation

    JPY  288,232,965                    April 2007               $      449
                                                                 ----------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $2,446,592)       $      449
                                                                 ==========


                                                                Unrealized
    Foreign Currency Sold            Settlement Date           Depreciation

    JPY  354,245,746                    April 2007               $    (415)
                                                                 ----------

    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $3,007,500)       $    (415)
                                                                 ==========

  o Currency Abbreviations:
    JPY    Japanese Yen
    USD    U.S. Dollar



Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Pacific Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Pacific Fund, Inc.


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Pacific Fund, Inc.


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Pacific Fund, Inc.


Date:  May 21, 2007